Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income before taxes	R$ 5,573,916	R$ 4,831,591	R$ 5,959,529
Adjustment for:
Depreciation and amortization	13,389,573	12,659,873	12,038,331
Foreign exchange on loans and derivative financial instruments	57,836	199,625	(5,056)
Indexation accruals on assets and liabilities	583,912	761,128	823,257
Write-offs in operations with disposal of investments	0	0	(358,439)
Equity	10,710	23,742	(117,262)
Losses (gains) on write-off/sale of assets	(403,335)	(708,475)	(847,865)
Impairment losses - trade accounts receivable	1,362,678	1,315,614	1,436,288
Change in liability provisions	24,320	251,116	293,935
Write-off and reversals for impairment - inventories	67,748	34,672	38,441
Pension plans and other post-retirement benefits	66,733	33,775	70,148
Provisions for tax, civil, labor and regulatory contingencies	661,743	653,686	1,066,022
Interest expense	2,092,184	1,850,286	940,766
Partial debt reversal through post-closing price adjustment - Garliava Acquisition	(244,229)	0	0
Reversals of provisions for fines for canceling leases and dismantling contracts	(340,034)	(9,811)	(28,900)
Other	(38,889)	377	0
Changes in assets and liabilities
Trade accounts receivable	(1,943,089)	(854,322)	(1,404,934)
Inventories	(100,838)	(179,613)	(45,166)
Taxes recoverable	(376,330)	(631,528)	(2,366,998)
Prepaid expenses	(473,260)	(483,711)	(393,333)
Other assets	61,646	139,213	41,987
Personnel, social charges and benefits	169,537	184,741	141,849
Trade accounts payable	800,249	231,890	1,046,087
Taxes, charges and contributions	2,421,640	2,136,829	1,715,965
Write-offs for payments of provision for legal demands, contingent liabilities, fines for canceling lease contracts and amounts to be refunded to customers	(1,742,676)	(1,144,779)	(1,111,086)
Other liabilities	60,147	291,406	90,217
Total adjustments	16,167,976	16,755,734	13,064,254
Cash generated from operations	21,741,892	21,587,325	19,023,783
Interest paid	(2,054,278)	(1,531,511)	(853,805)
Income and social contribution taxes paid	(901,688)	(1,113,889)	(97,378)
Net cash generated by operating activities	18,785,926	18,941,925	18,072,600
Cash flows from investing activities
Additions to PP&E, intangible assets and others	(8,811,346)	(9,894,116)	(9,295,484)
Proceeds from sale of PP&E	434,446	777,996	760,254
Payment for acquisition of investments and capital contribution in subsidiary	(63,799)	(4,907,282)	0
Receipts (payments), net of judicial deposits	393,649	(411,682)	163,323
Cash received from sale of investments	196,057	232,057	244,139
Net cash used in investing activities	(7,850,993)	(14,203,027)	(8,127,768)
Cash flows from financing activities
Additions from loans and debentures	30,025	4,500,000	0
Payments of loans, financing, debentures, leases, 5G licenses and contingent liabilities	(4,451,943)	(6,986,220)	(3,901,147)
Receipts - derivative financial instruments	27,484	55,617	47,661
Payments - derivative financial instruments	(135,198)	(166,659)	(52,623)
Payment for acquisitions of shares for treasury	(488,758)	(607,443)	(495,995)
Dividend and interest on equity paid	(3,832,612)	(5,709,263)	(4,901,326)
Capital subscriptions made by noncontrolling shareholders in subsidiaries	511	421	45,000
Net cash used in financing activities	(8,850,491)	(8,913,547)	(9,258,430)
Increase (decrease) in cash and cash equivalents	2,084,442	(4,174,649)	686,402
Cash and cash equivalents at beginning of the year	2,273,834	6,448,483	5,762,081
Cash and cash equivalents at end of the year	R$ 4,358,276	R$ 2,273,834	R$ 6,448,483